UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

New Perspective Fund®

[photo of wet pebbles and flowers]

Semi-annual report for the six months ended March 31, 2011

New Perspective Fund seeks to provide long-term growth of capital. Future income is a secondary objective.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	8.09%	4.45%	6.60%

The total annual fund operating expense ratio was 0.79% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of wet pebbles and flowers]

Fellow shareholders:

New Perspective Fund gained 13.4% for the six months ended March 31, 2011 — a return that assumes reinvestment of December’s dividend of 29 cents a share.

The fund’s return trailed that of its primary benchmark, the unmanaged MSCI World Index, which rose 14.4% during the period, but surpassed the 13.2% increase posted by the Lipper Global Funds Average, a measure of New Perspective’s category peers.

The table below shows how the fund has fared against its benchmarks over the longer time frames that we advise shareholders to use when evaluating their investments. As you can see, the fund’s results have meaningfully outpaced those of its benchmarks for the five-year, 10-year and lifetime periods.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2011, with all distributions reinvested

	Total returns	Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 3/13/73)

New Perspective Fund
(Class A shares)	13.4%	14.7%	5.7%	7.2%	12.7%

MSCI indexes*:
World Index	14.4	14.0	2.6	4.7	9.4
USA Index	17.6	16.0	2.8	3.3	9.8

Lipper Global Funds Average†	13.2	14.2	2.6	4.9	11.5

*The indexes are unmanaged and their results do not reflect the effects of sales charges, commissions, account fees, expenses or taxes.
† Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

Global market strength

The fund’s sizable gains reflected broad strength in global equity markets. Stocks in the United States surged 17.6%*, as investors responded favorably to increasing evidence of a sustained economic recovery. Unemployment remained high, but investors took their cues from solid earnings growth and favorable monetary policy.

Like their U.S. counterparts, investors in Europe (11.4%) were encouraged by robust corporate earnings and looked favorably upon measures aimed at addressing the challenges facing debt-laden nations like Ireland, Portugal, Greece and Spain. Returns in Japan (6.7%) were understandably more muted, as March’s earthquake and tsunami caused catastrophic loss of life. In addition, resulting damage to businesses and infrastructure disrupted global supply networks.

Commodity-heavy economies Australia (14.8%) and Canada (21.1%) fared well, and the United Kingdom (10.1%) and Switzerland (9.6%) both notched meaningful increases.

Most major currencies strengthened against the U.S. dollar. As a result, the translation effect boosted returns for U.S.-based investors in companies domiciled abroad. (When a currency appreciates against the dollar, returns on stocks denominated in that currency increase when converted into dollars.)

Large holdings support returns

New Perspective Fund pursues its growth objective through a portfolio of more than 200 carefully researched long-term investments that span multiple countries and industries. For the sixth months, the fund was broadly supported by its diverse portfolio, but drew particular strength from four of its 10 largest investments. These included electrical equipment manufacturer Schneider (34.5%), data storage giant EMC (30.7%), Texas Instruments (27.3%) and pharmaceutical producer Novo Nordisk, the fund’s largest holding, which gained 26.9%.

Elsewhere in the top 10, Amazon (14.7%), Barrick Gold (12.1%), Google (11.5%), telecom provider América Móvil (8.9%) and British American Tobacco (7.4%) all posted solid gains. Only Newmont Mining (–13.1%) lost value.

Other large investments experiencing sharp price increases included Canadian Natural Resources (43.0%), Oracle (24.3%) and JPMorgan Chase (21.1%). Among those that fell were Cisco Systems (–21.7%), Merck (–10.3%) and Anheuser-Busch InBev (–3.0%).

A look at the portfolio as a whole shows that industries that typically fare well during economic upturns were beneficial. In particular, many semiconductor and computer hardware producers, electrical equipment and machinery manufacturers, and energy and materials companies rose sharply.

*Unless otherwise indicated, country and region returns are based on MSCI indexes and measured in U.S. dollars with gross dividends reinvested.

Semiconductor companies were especially helpful, as improving industrial demand and increasing consumer appetite for smart phones, particularly in developing economies, spurred earnings gains.

On the flipside, airlines as a group finished in the red, while the fund’s financials and food and beverage holdings were among those areas of the portfolio that lagged the broader market.

Key additions during the six months included a number of industrials companies as well as some consumer goods manufacturers — all of which could benefit from an improving global economy. In terms of reductions, we made select but substantial cuts to a number of software and telecommunications investments, believing there were more attractive opportunities elsewhere.

U.S. companies appear well positioned

In recent years our holdings of companies based in the United States have steadily increased. This does not necessarily reflect a belief that growth in the U.S. economy is set to outpace growth elsewhere in the world, but rather our view that many of the companies that could benefit from expansion in the developing world or elsewhere are American.

Looking ahead

We retain a fairly optimistic near-term outlook. We believe that as inflationary concerns rise, investors may continue to see the growth potential and, in many cases, attractive yields of high-quality stocks as an appealing investment option.

As we have for over 38 years, we’ll continue seeking out what we believe are the best of these companies — ones that could benefit from the crosscurrents at work in the global economy.

We thank you for your long-term commitment to New Perspective Fund.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace

Robert W. Lovelace
President

May 9, 2011

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	8.81%	4.56%	6.57%
Not reflecting CDSC	13.81	4.89	6.57

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	12.71	4.85	6.35
Not reflecting CDSC	13.71	4.85	6.35

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	14.65	5.68	7.19

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	14.93	—	5.57

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	8.02	4.38	7.70
Not reflecting maximum sales charge	14.61	5.63	8.40

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	8.68	4.45	7.60
Not reflecting CDSC	13.68	4.77	7.60

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	12.71	4.78	7.50
Not reflecting CDSC	13.71	4.78	7.50

Class 529-E shares3,4 — first sold 3/1/02	14.26	5.32	7.85

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	14.81	5.84	11.40

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio March 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets
Information technology	14.29%
Consumer discretionary	12.27
Financials	11.61
Health care	11.25
Consumer staples	10.13
Other industries & asset types	33.69
Short-term securities & other assets less liabilities	6.76
[end pie chart]

Country diversification (percent of net assets)
United States	35.5%
Euro zone*	16.0
United Kingdom	7.5
Japan	6.6
Canada	4.7
Switzerland	4.7
Denmark	4.3
South Africa	2.6
Australia	2.4
Other countries	8.9
Short-term securities & other assets less liabilities	6.8

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 93.19%	Shares	(000)	assets

Information technology - 14.29%
EMC Corp. (1)	29,710,000	$788,800	1.66%
Texas Instruments Inc.	18,519,000	640,017	1.35
Google Inc., Class A (1)	1,004,000	588,555	1.24
Oracle Corp.	14,296,100	477,061	1.01
Apple Inc. (1)	1,205,000	419,882	.89
Samsung Electronics Co. Ltd.	462,400	392,868	.83
ASML Holding NV (1)	6,049,444	266,629
ASML Holding NV (New York registered) (1)	2,736,000	121,752	.82
Yahoo! Inc. (1)	19,254,000	320,579	.68
Other securities		2,755,537	5.81
		6,771,680	14.29

Consumer discretionary - 12.27%
Amazon.com, Inc. (1)	3,862,000	695,662	1.47
Naspers Ltd., Class N	9,713,100	522,627	1.10
Honda Motor Co., Ltd.	11,614,750	436,356	.92
Home Depot, Inc.	10,400,000	385,424	.81
Hyundai Mobis Co., Ltd.	1,102,500	329,157	.70
Sony Corp.	9,150,500	293,062	.62
Other securities		3,150,316	6.65
		5,812,604	12.27

Financials - 11.61%
JPMorgan Chase & Co.	9,775,000	450,628	.95
ICICI Bank Ltd.	17,072,207	427,312	.90
ACE Ltd.	6,354,000	411,104	.87
Citigroup Inc. (1)	76,615,000	338,638	.72
Prudential PLC	29,450,716	333,785	.70
Bank of Nova Scotia	5,320,000	326,443	.69
American Express Co.	6,700,000	302,840	.64
Other securities		2,909,914	6.14
		5,500,664	11.61

Health care - 11.25%
Novo Nordisk A/S, Class B	14,153,600	1,778,212	3.75
Bayer AG	6,532,360	505,838	1.07
Novartis AG	6,839,445	370,976	.78
Hospira, Inc. (1)	5,642,000	311,438	.66
Smith & Nephew PLC	26,135,330	294,742	.62
Other securities		2,069,320	4.37
		5,330,526	11.25

Consumer staples - 10.13%
British American Tobacco PLC	13,259,500	532,198	1.12
Pernod Ricard SA	5,199,610	485,610	1.03
Anheuser-Busch InBev NV	7,740,416	440,928	.93
Nestlé SA	7,583,000	434,670	.92
SABMiller PLC	12,078,008	427,715	.90
Unilever NV, depository receipts	10,245,000	321,238	.68
Philip Morris International Inc.	4,840,000	317,649	.67
Shoprite Holdings Ltd.	20,014,926	307,014	.65
Other securities		1,531,946	3.23
		4,798,968	10.13

Industrials - 9.59%
Schneider Electric SA	3,992,756	682,419	1.44
United Technologies Corp.	4,630,000	391,930	.83
General Electric Co.	14,300,000	286,715	.60
Other securities		3,184,519	6.72
		4,545,583	9.59

Materials - 8.80%
Barrick Gold Corp.	11,500,000	596,965	1.26
Newmont Mining Corp.	9,980,800	544,752	1.15
Linde AG	2,030,400	320,695	.68
Syngenta AG	921,525	299,483	.63
Gold Fields Ltd.	17,000,000	297,657	.63
Holcim Ltd	3,878,793	292,229	.62
Other securities		1,815,415	3.83
		4,167,196	8.80

Energy - 6.88%
Canadian Natural Resources, Ltd.	9,270,000	458,385	.97
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	8,180,000	330,717	.70
Other securities		2,469,009	5.21
		3,258,111	6.88

Telecommunication services - 2.49%
América Móvil, SAB de CV, Series L (ADR)	9,091,948	528,242
América Móvil, SAB de CV, Series L	35,910,000	104,218	1.33
Other securities		548,788	1.16
		1,181,248	2.49

Utilities - 1.17%
GDF SUEZ	7,613,289	310,200	.65
Other securities		245,862	.52
		556,062	1.17

Miscellaneous - 4.71%
Other common stocks in initial period of acquisition		2,231,754	4.71

Total common stocks (cost: $30,157,425,000)		44,154,396	93.19

			Percent
		Value	of net
Preferred stocks - 0.05%		(000)	assets

Information technology - 0.05%
Other securities		25,000	.05

Total preferred stocks (cost: $25,000,000)		25,000	.05

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.66%	(000)	(000)	assets

Freddie Mac 0.165%-0.291% due 4/4-12/13/2011	$737,200	736,694	1.55
U.S. Treasury Bills 0.141%-0.291% due 4/14/2011-2/9/2012	699,000	698,425	1.47
Fannie Mae 0.10%-0.492% due 4/11-10/3/2011	378,958	378,788	.80
Other securities		1,340,289	2.84

Total short-term securities (cost: $3,153,841,000)		3,154,196	6.66

Total investment securities (cost: $33,336,266,000)		47,333,592	99.90
Other assets less liabilities		47,575	.10

Net assets		$47,381,167	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
Some of these securities (with an aggregate value of $576,682,000, which represented 1.22% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities was valued under fair value procedures adopted by authority of the board of directors and may be subject to legal or contractual restrictions on resale. The total value of this security was $25,000,000, which represented .05% of the net assets of the fund.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2011(000)
Michael Page International PLC	16,800,000	-	-	16,800,000	$-	$138,526
AMR Corp. (1)	20,000,000	-	-	20,000,000	-	129,200
					$-	$267,726.00

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $33,059,421)	$47,065,866
Affiliated issuers (cost: $276,845)	267,726	$47,333,592
Cash denominated in currencies other than U.S. dollars (cost: $7,066)		7,096
Cash		71
Receivables for:
Sales of investments	96,199
Sales of fund's shares	38,371
Dividends and interest	101,167	235,737
		47,576,496
Liabilities:
Payables for:
Purchases of investments	94,037
Repurchases of fund's shares	64,691
Investment advisory services	15,322
Services provided by related parties	15,652
Directors' deferred compensation	3,179
Non-U.S. taxes	1,778
Other	670	195,329
Net assets at March 31, 2011		$47,381,167

Net assets consist of:
Capital paid in on shares of capital stock		$35,239,163
Undistributed net investment income		66,398
Accumulated net realized loss		(1,920,380)
Net unrealized appreciation		13,995,986
Net assets at March 31, 2011		$47,381,167

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.001 par value (1,594,359 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$33,932,495	1,138,776	$29.80
Class B	734,016	25,009	29.35
Class C	1,545,061	53,272	29.00
Class F-1	1,138,538	38,388	29.66
Class F-2	515,574	17,310	29.79
Class 529-A	1,074,863	36,352	29.57
Class 529-B	89,208	3,057	29.18
Class 529-C	263,824	9,076	29.07
Class 529-E	58,375	1,990	29.34
Class 529-F-1	27,697	938	29.53
Class R-1	78,993	2,737	28.86
Class R-2	619,382	21,331	29.04
Class R-3	1,316,511	44,922	29.31
Class R-4	1,241,423	42,062	29.51
Class R-5	1,332,892	44,741	29.79
Class R-6	3,412,315	114,398	29.83

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,088)	$326,715
Interest	4,249	$330,964

Fees and expenses*:
Investment advisory services	88,277
Distribution services	61,456
Transfer agent services	21,009
Administrative services	8,783
Reports to shareholders	788
Registration statement and prospectus	335
Directors' compensation	866
Auditing and legal	29
Custodian	2,240
State and local taxes	492
Other	1,075	185,350
Net investment income		145,614

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain on:
Investments	1,275,790
Currency transactions	2,309	1,278,099
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,778)	4,248,516
Currency translations	(1,790)	4,246,726
Net realized gain and unrealized appreciation on investments and currency		5,524,825
Net increase in net assets resulting from operations		$5,670,439

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2011*	2010
Operations:
Net investment income	$145,614	$461,413
Net realized gain on investments and currency transactions	1,278,099	683,085
Net unrealized appreciation on investments and currency translations	4,246,726	2,445,812
Net increase in net assets resulting from operations	5,670,439	3,590,310

Dividends paid to shareholders from net investment income	(448,043)	(502,403)

Net capital share transactions	(640,110)	(2,411,086)

Total increase in net assets	4,582,286	676,821

Net assets:
Beginning of period	42,798,881	42,122,060
End of period (including undistributed net investment income: $66,398 and $368,827, respectively)	$47,381,167	$42,798,881

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                 unaudited

1.	Organization

New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks to provide long-term growth of capital. Future income is a secondary objective. In 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$6,771,680	$-	$-	$6,771,680
Consumer discretionary	5,812,604	-	-	5,812,604
Financials	5,500,664	-	-	5,500,664
Health care	5,330,526	-	-	5,330,526
Consumer staples	4,798,968	-	-	4,798,968
Industrials	4,545,583	-	-	4,545,583
Materials	4,167,196	-	-	4,167,196
Energy	3,258,111	-	-	3,258,111
Telecommunication services	1,181,248	-	-	1,181,248
Utilities	556,062	-	-	556,062
Miscellaneous	2,231,754	-	-	2,231,754
Preferred stocks	-	-	25,000	25,000
Short-term securities	-	3,154,196	-	3,154,196
Total	$44,154,396	$3,154,196	$25,000	$47,333,592

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six ended March 31, 2011 (dollars in thousands):

	Beginning value at 10/01/2010	Purchases	Ending value at 3/31/2011
Investment securities	$-	$25,000	$25,000

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S. may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities and tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income Capital loss carryforwards*:		$417,651
Expiring 2017	$(880,886)
Expiring 2018	(2,331,723)	(3,212,609)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,634,075
Gross unrealized depreciation on investment securities	(676,850)
Net unrealized appreciation on investment securities	13,957,225
Cost of investment securities	33,376,367

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2011	Year ended September 30, 2010
Class A	$337,428	$389,429
Class B	1,203	4,671
Class C	4,549	8,280
Class F-1	10,760	12,037
Class F-2	5,897	4,750
Class 529-A	9,960	9,801
Class 529-B	75	544
Class 529-C	726	1,185
Class 529-E	408	449
Class 529-F-1	269	225
Class R-1	293	390
Class R-2	1,868	3,166
Class R-3	9,271	11,295
Class R-4	12,047	12,008
Class R-5	16,196	36,811
Class R-6	37,093	7,362
Total	$448,043	$502,403

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. For the six months ended March 31, 2011, the investment advisory services fee was $88,277,000, which was equivalent to an annualized rate of 0.387% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$38,842	$20,545	Not applicable	Not applicable	Not applicable
Class B	3,790	464	Not applicable	Not applicable	Not applicable
Class C	7,444	Included in administrative services	$1,118	$163	Not applicable
Class F-1	1,330		793	41	Not applicable
Class F-2	Not applicable		326	8	Not applicable
Class 529-A	1,078		502	81	$500
Class 529-B	456		46	15	46
Class 529-C	1,225		124	33	123
Class 529-E	137		27	4	27
Class 529-F-1	-		12	2	12
Class R-1	368		51	9	Not applicable
Class R-2	2,227		442	767	Not applicable
Class R-3	3,111		931	327	Not applicable
Class R-4	1,448		862	14	Not applicable
Class R-5	Not applicable		633	5	Not applicable
Class R-6	Not applicable		738	1	Not applicable
Total	$61,456	$21,009	$6,605	$1,470	$708

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $866,000, shown on the accompanying financial statements, includes $202,000 in current fees (either paid in cash or deferred) and a net increase of $664,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2011
Class A	$1,278,832	44,762	$324,134	11,381	$(2,890,663)	(101,261)	$(1,287,697)	(45,118)
Class B	11,768	419	1,181	42	(140,319)	(5,015)	(127,370)	(4,554)
Class C	96,553	3,466	4,379	158	(134,482)	(4,838)	(33,550)	(1,214)
Class F-1	175,322	6,150	10,205	360	(171,623)	(6,043)	13,904	467
Class F-2	126,009	4,423	4,667	164	(56,530)	(1,968)	74,146	2,619
Class 529-A	89,047	3,139	9,957	352	(48,711)	(1,719)	50,293	1,772
Class 529-B	1,272	45	75	3	(15,672)	(563)	(14,325)	(515)
Class 529-C	22,090	791	726	26	(14,776)	(531)	8,040	286
Class 529-E	3,819	136	408	15	(2,761)	(99)	1,466	52
Class 529-F-1	6,585	231	269	9	(1,802)	(63)	5,052	177
Class R-1	13,052	472	292	11	(12,032)	(439)	1,312	44
Class R-2	78,616	2,823	1,866	67	(94,348)	(3,392)	(13,866)	(502)
Class R-3	157,060	5,585	9,268	331	(152,904)	(5,451)	13,424	465
Class R-4	175,559	6,233	12,042	427	(115,883)	(4,083)	71,718	2,577
Class R-5	190,326	6,696	16,166	568	(262,195)	(9,213)	(55,703)	(1,949)
Class R-6	800,551	27,945	37,093	1,302	(184,598)	(6,408)	653,046	22,839
Total net increase
(decrease)	$3,226,461	113,316	432,728	15,216	(4,299,299)	(151,086)	(640,110)	(22,554)

Year ended September 30, 2010
Class A	$2,470,412	97,559	$370,990	14,583	$(5,629,322)	(224,384)	$(2,787,920)	(112,242)
Class B	20,463	819	4,558	182	(350,891)	(14,109)	(325,870)	(13,108)
Class C	187,217	7,586	7,923	319	(254,025)	(10,398)	(58,885)	(2,493)
Class F-1	323,353	12,854	10,886	430	(325,836)	(13,046)	8,403	238
Class F-2	168,110	6,670	3,774	149	(89,242)	(3,572)	82,642	3,247
Class 529-A	135,391	5,395	9,796	388	(85,089)	(3,407)	60,098	2,376
Class 529-B	2,240	90	544	21	(26,020)	(1,054)	(23,236)	(943)
Class 529-C	33,752	1,368	1,185	47	(28,753)	(1,172)	6,184	243
Class 529-E	6,917	278	449	18	(4,830)	(194)	2,536	102
Class 529-F-1	5,950	239	225	9	(2,872)	(114)	3,303	134
Class R-1	24,648	1,009	389	16	(13,501)	(554)	11,536	471
Class R-2	144,182	5,868	3,162	127	(168,185)	(6,877)	(20,841)	(882)
Class R-3	277,151	11,148	11,290	451	(305,342)	(12,346)	(16,901)	(747)
Class R-4	309,335	12,405	12,005	476	(261,385)	(10,454)	59,955	2,427
Class R-5	436,803	17,383	36,772	1,447	(1,782,180)	(68,900)	(1,308,605)	(50,070)
Class R-6	2,121,331	82,341	7,362	290	(232,178)	(9,296)	1,896,515	73,335
Total net increase
(decrease)	$6,667,255	263,012	$481,310	18,953	$(9,559,651)	(379,877)	$(2,411,086)	(97,912)

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,111,881,000 and $7,462,439,000, respectively, during the six months ended March 31, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income (loss) to average net assets(3)(5)

Class A:	Six months ended 3/31/2011(6)	$26.54	$.10	$3.45	$3.55	$(.29)	$-	$(.29)	$29.80	13.43%	$33,932	.77	%⁽7⁾	.77	%⁽7⁾	.68	%⁽7⁾
	Year ended 9/30/2010	24.63	.29	1.93	2.22	(.31)	-	(.31)	26.54	9.05	31,425	.79		.79		1.14
	Year ended 9/30/2009	26.30	.31	.15	.46	(.55)	(1.58)	(2.13)	24.63	4.66	31,925	.85		.84		1.54
	Year ended 9/30/2008	36.83	.69	(8.27)	(7.58)	(.68)	(2.27)	(2.95)	26.30	(22.51)	36,398	.75		.71		2.14
	Year ended 9/30/2007	31.73	.48	7.18	7.66	(.50)	(2.06)	(2.56)	36.83	25.46	49,213	.74		.70		1.44
	Year ended 9/30/2006	29.53	.49	3.93	4.42	(.40)	(1.82)	(2.22)	31.73	15.80	40,517	.75		.71		1.63

Class B:	Six months ended 3/31/2011(6)	26.02	(.01)	3.38	3.37	(.04)	-	(.04)	29.35	12.97	734	1.53⁽7⁾		1.53⁽7⁾		(.11	)⁽7⁾
	Year ended 9/30/2010	24.15	.08	1.91	1.99	(.12)	-	(.12)	26.02	8.25	769	1.55		1.55		.34
	Year ended 9/30/2009	25.70	.15	.18	.33	(.30)	(1.58)	(1.88)	24.15	3.85	1,031	1.60		1.59		.78
	Year ended 9/30/2008	36.06	.44	(8.12)	(7.68)	(.41)	(2.27)	(2.68)	25.70	(23.11)	1,361	1.51		1.47		1.38
	Year ended 9/30/2007	31.12	.22	7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50		1.47		.68
	Year ended 9/30/2006	29.01	.25	3.87	4.12	(.19)	(1.82)	(2.01)	31.12	14.89	1,714	1.52		1.48		.86

Class C:	Six months ended 3/31/2011(6)	25.76	(.02)	3.34	3.32	(.08)	-	(.08)	29.00	12.92	1,545	1.58⁽7⁾		1.58⁽7⁾		(.13	)⁽7⁾
	Year ended 9/30/2010	23.95	.08	1.88	1.96	(.15)	-	(.15)	25.76	8.19	1,403	1.59		1.59		.34
	Year ended 9/30/2009	25.52	.15	.17	.32	(.31)	(1.58)	(1.89)	23.95	3.85	1,365	1.62		1.61		.77
	Year ended 9/30/2008	35.84	.42	(8.06)	(7.64)	(.41)	(2.27)	(2.68)	25.52	(23.14)	1,554	1.55		1.51		1.33
	Year ended 9/30/2007	30.96	.21	6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56		1.52		.63
	Year ended 9/30/2006	28.88	.24	3.84	4.08	(.18)	(1.82)	(2.00)	30.96	14.84	1,526	1.59		1.55		.80

Class F-1:	Six months ended 3/31/2011(6)	26.42	.09	3.44	3.53	(.29)	-	(.29)	29.66	13.40	1,139	.81⁽7⁾		.81⁽7⁾		.65⁽7⁾
	Year ended 9/30/2010	24.53	.28	1.92	2.20	(.31)	-	(.31)	26.42	9.04	1,002	.81		.81		1.13
	Year ended 9/30/2009	26.20	.31	.15	.46	(.55)	(1.58)	(2.13)	24.53	4.67	924	.83		.82		1.55
	Year ended 9/30/2008	36.71	.68	(8.24)	(7.56)	(.68)	(2.27)	(2.95)	26.20	(22.53)	1,034	.76		.72		2.12
	Year ended 9/30/2007	31.64	.48	7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75		.71		1.44
	Year ended 9/30/2006	29.44	.49	3.91	4.40	(.38)	(1.82)	(2.20)	31.64	15.77	932	.76		.72		1.62

Class F-2:	Six months ended 3/31/2011(6)	26.57	.13	3.45	3.58	(.36)	-	(.36)	29.79	13.54	516	.55⁽7⁾		.55⁽7⁾		.92⁽7⁾
	Year ended 9/30/2010	24.67	.36	1.92	2.28	(.38)	-	(.38)	26.57	9.32	390	.55		.55		1.42
	Year ended 9/30/2009	26.31	.28	.25	.53	(.59)	(1.58)	(2.17)	24.67	4.97	282	.58		.57		1.29
	Period from 8/1/2008 to 9/30/2008	29.67	.08	(3.44)	(3.36)	-	-	-	26.31	(11.32)	22	.09		.08		.32

Class 529-A:	Six months ended 3/31/2011(6)	26.35	.09	3.41	3.50	(.28)	-	(.28)	29.57	13.35	1,075	.85⁽7⁾		.85⁽7⁾		.62⁽7⁾
	Year ended 9/30/2010	24.46	.27	1.92	2.19	(.30)	-	(.30)	26.35	9.01	911	.85		.85		1.10
	Year ended 9/30/2009	26.14	.30	.15	.45	(.55)	(1.58)	(2.13)	24.46	4.62	788	.89		.88		1.50
	Year ended 9/30/2008	36.63	.66	(8.22)	(7.56)	(.66)	(2.27)	(2.93)	26.14	(22.57)	737	.82		.78		2.07
	Year ended 9/30/2007	31.59	.46	7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82		.78		1.38
	Year ended 9/30/2006	29.41	.48	3.91	4.39	(.39)	(1.82)	(2.21)	31.59	15.72	593	.81		.77		1.59

Class 529-B:	Six months ended 3/31/2011(6)	25.87	(.03)	3.36	3.33	(.02)	-	(.02)	29.18	12.89	89	1.64⁽7⁾		1.64⁽7⁾		(.21	)⁽7⁾
	Year ended 9/30/2010	24.04	.06	1.89	1.95	(.12)	-	(.12)	25.87	8.14	92	1.65		1.65		.26
	Year ended 9/30/2009	25.64	.14	.16	.30	(.32)	(1.58)	(1.90)	24.04	3.77	109	1.71		1.70		.69
	Year ended 9/30/2008	36.00	.40	(8.10)	(7.70)	(.39)	(2.27)	(2.66)	25.64	(23.20)	110	1.62		1.58		1.26
	Year ended 9/30/2007	31.09	.19	7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63		1.59		.57
	Year ended 9/30/2006	28.99	.22	3.86	4.08	(.16)	(1.82)	(1.98)	31.09	14.77	103	1.65		1.61		.74

Class 529-C:	Six months ended 3/31/2011(6)	25.82	(.02)	3.35	3.33	(.08)	-	(.08)	29.07	12.92	264	1.63⁽7⁾		1.63⁽7⁾		(.17	)⁽7⁾
	Year ended 9/30/2010	24.01	.07	1.88	1.95	(.14)	-	(.14)	25.82	8.13	227	1.65		1.65		.30
	Year ended 9/30/2009	25.62	.14	.16	.30	(.33)	(1.58)	(1.91)	24.01	3.77	205	1.70		1.69		.70
	Year ended 9/30/2008	35.98	.40	(8.09)	(7.69)	(.40)	(2.27)	(2.67)	25.62	(23.19)	192	1.62		1.58		1.27
	Year ended 9/30/2007	31.08	.19	7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62		1.58		.58
	Year ended 9/30/2006	28.99	.23	3.85	4.08	(.17)	(1.82)	(1.99)	31.08	14.74	159	1.64		1.60		.76

Class 529-E:	Six months ended 3/31/2011(6)	$26.11	$.05	$3.39	$3.44	$(.21)	$-	$(.21)	$29.34	13.21%	$58	1.13	⁽7⁾	1.13	⁽7⁾	.33	⁽7⁾
	Year ended 9/30/2010	24.26	.20	1.89	2.09	(.24)	-	(.24)	26.11	8.66	51	1.14		1.14		.81
	Year ended 9/30/2009	25.91	.24	.16	.40	(.47)	(1.58)	(2.05)	24.26	4.34	45	1.19		1.18		1.21
	Year ended 9/30/2008	36.34	.57	(8.17)	(7.60)	(.56)	(2.27)	(2.83)	25.91	(22.80)	41	1.11		1.07		1.78
	Year ended 9/30/2007	31.36	.36	7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11		1.08		1.09
	Year ended 9/30/2006	29.22	.38	3.89	4.27	(.31)	(1.82)	(2.13)	31.36	15.36	35	1.12		1.08		1.27

Class 529-F-1:	Six months ended 3/31/2011(6)	26.34	.12	3.41	3.53	(.34)	-	(.34)	29.53	13.46	28	.63⁽7⁾		.63⁽7⁾		.86⁽7⁾
	Year ended 9/30/2010	24.44	.33	1.92	2.25	(.35)	-	(.35)	26.34	9.25	20	.64		.64		1.32
	Year ended 9/30/2009	26.15	.34	.14	.48	(.61)	(1.58)	(2.19)	24.44	4.83	15	.69		.68		1.70
	Year ended 9/30/2008	36.64	.73	(8.23)	(7.50)	(.72)	(2.27)	(2.99)	26.15	(22.41)	13	.61		.57		2.27
	Year ended 9/30/2007	31.59	.53	7.13	7.66	(.55)	(2.06)	(2.61)	36.64	25.65	14	.61		.58		1.59
	Year ended 9/30/2006	29.39	.55	3.88	4.43	(.41)	(1.82)	(2.23)	31.59	15.91	10	.62		.58		1.82

Class R-1:	Six months ended 3/31/2011(6)	25.66	(.01)	3.32	3.31	(.11)	-	(.11)	28.86	12.92	79	1.57⁽7⁾		1.57⁽7⁾		(.10	)⁽7⁾
	Year ended 9/30/2010	23.87	.09	1.87	1.96	(.17)	-	(.17)	25.66	8.24	69	1.58		1.58		.39
	Year ended 9/30/2009	25.51	.15	.15	.30	(.36)	(1.58)	(1.94)	23.87	3.84	53	1.61		1.60		.78
	Year ended 9/30/2008	35.83	.42	(8.04)	(7.62)	(.43)	(2.27)	(2.70)	25.51	(23.12)	44	1.54		1.50		1.35
	Year ended 9/30/2007	31.00	.22	6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58		1.54		.66
	Year ended 9/30/2006	28.95	.25	3.85	4.10	(.23)	(1.82)	(2.05)	31.00	14.89	29	1.59		1.55		.85

Class R-2:	Six months ended 3/31/2011(6)	25.79	(.02)	3.36	3.34	(.09)	-	(.09)	29.04	12.95	619	1.56⁽7⁾		1.56⁽7⁾		(.11	)⁽7⁾
	Year ended 9/30/2010	23.97	.08	1.88	1.96	(.14)	-	(.14)	25.79	8.20	563	1.61		1.61		.33
	Year ended 9/30/2009	25.58	.13	.17	.30	(.33)	(1.58)	(1.91)	23.97	3.77	544	1.71		1.70		.68
	Year ended 9/30/2008	35.93	.41	(8.09)	(7.68)	(.40)	(2.27)	(2.67)	25.58	(23.19)	507	1.59		1.55		1.30
	Year ended 9/30/2007	31.05	.21	7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60		1.53		.63
	Year ended 9/30/2006	28.98	.24	3.85	4.09	(.20)	(1.82)	(2.02)	31.05	14.83	465	1.67		1.54		.82

Class R-3:	Six months ended 3/31/2011(6)	26.08	.05	3.39	3.44	(.21)	-	(.21)	29.31	13.23	1,317	1.11⁽7⁾		1.11⁽7⁾		.35⁽7⁾
	Year ended 9/30/2010	24.23	.20	1.90	2.10	(.25)	-	(.25)	26.08	8.71	1,159	1.12		1.12		.82
	Year ended 9/30/2009	25.88	.25	.15	.40	(.47)	(1.58)	(2.05)	24.23	4.36	1,095	1.15		1.14		1.25
	Year ended 9/30/2008	36.30	.57	(8.16)	(7.59)	(.56)	(2.27)	(2.83)	25.88	(22.79)	1,005	1.09		1.05		1.79
	Year ended 9/30/2007	31.33	.36	7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10		1.06		1.11
	Year ended 9/30/2006	29.20	.39	3.88	4.27	(.32)	(1.82)	(2.14)	31.33	15.36	890	1.10		1.06		1.29

Class R-4:	Six months ended 3/31/2011(6)	26.30	.09	3.41	3.50	(.29)	-	(.29)	29.51	13.37	1,241	.81⁽7⁾		.81⁽7⁾		.65⁽7⁾
	Year ended 9/30/2010	24.43	.28	1.91	2.19	(.32)	-	(.32)	26.30	9.01	1,039	.81		.81		1.12
	Year ended 9/30/2009	26.12	.31	.14	.45	(.56)	(1.58)	(2.14)	24.43	4.68	905	.83		.82		1.54
	Year ended 9/30/2008	36.59	.67	(8.21)	(7.54)	(.66)	(2.27)	(2.93)	26.12	(22.53)	699	.79		.75		2.09
	Year ended 9/30/2007	31.54	.46	7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81		.77		1.36
	Year ended 9/30/2006	29.37	.48	3.91	4.39	(.40)	(1.82)	(2.22)	31.54	15.76	683	.79		.75		1.60

Class R-5:	Six months ended 3/31/2011(6)	26.57	.13	3.46	3.59	(.37)	-	(.37)	29.79	13.56	1,333	.51⁽7⁾		.51⁽7⁾		.94⁽7⁾
	Year ended 9/30/2010	24.66	.32	1.97	2.29	(.38)	-	(.38)	26.57	9.34	1,241	.51		.51		1.29
	Year ended 9/30/2009	26.36	.38	.14	.52	(.64)	(1.58)	(2.22)	24.66	5.00	2,386	.53		.52		1.87
	Year ended 9/30/2008	36.90	.77	(8.28)	(7.51)	(.76)	(2.27)	(3.03)	26.36	(22.30)	2,462	.49		.46		2.38
	Year ended 9/30/2007	31.79	.56	7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51		.47		1.68
	Year ended 9/30/2006	29.58	.57	3.93	4.50	(.47)	(1.82)	(2.29)	31.79	16.06	1,918	.51		.47		1.88

Class R-6:	Six months ended 3/31/2011(6)	26.61	.15	3.45	3.60	(.38)	-	(.38)	29.83	13.60	3,412	.46⁽7⁾		.46⁽7⁾		1.03⁽7⁾
	Year ended 9/30/2010	24.67	.41	1.89	2.30	(.36)	-	(.36)	26.61	9.40	2,437	.46		.46		1.63
	Period from 5/1/2009 to 9/30/2009	19.28	.17	5.22	5.39	-	-	-	24.67	27.96	450	.21		.21		.76

	Six months ended March 31,	Year ended September 30
	2011(6)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	15%	24%	32%	42%	30%	32%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended September 30, 2008, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income.  If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.13 and .41 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2010, through March 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2010	Ending account value 3/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,134.28	$4.10	.77%
Class A -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class B -- actual return	1,000.00	1,129.74	8.12	1.53
Class B -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class C -- actual return	1,000.00	1,129.20	8.39	1.58
Class C -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class F-1 -- actual return	1,000.00	1,133.96	4.31	.81
Class F-1 -- assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-2 -- actual return	1,000.00	1,135.42	2.93	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class 529-A -- actual return	1,000.00	1,133.48	4.52	.85
Class 529-A -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-B -- actual return	1,000.00	1,128.89	8.70	1.64
Class 529-B -- assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-C -- actual return	1,000.00	1,129.20	8.65	1.63
Class 529-C -- assumed 5% return	1,000.00	1,016.80	8.20	1.63
Class 529-E -- actual return	1,000.00	1,132.08	6.01	1.13
Class 529-E -- assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class 529-F-1 -- actual return	1,000.00	1,134.57	3.35	.63
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class R-1 -- actual return	1,000.00	1,129.18	8.33	1.57
Class R-1 -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 -- actual return	1,000.00	1,129.54	8.28	1.56
Class R-2 -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-3 -- actual return	1,000.00	1,132.27	5.90	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 -- actual return	1,000.00	1,133.74	4.31	.81
Class R-4 -- assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 -- actual return	1,000.00	1,135.59	2.72	.51
Class R-5 -- assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-6 -- actual return	1,000.00	1,135.99	2.45	.46
Class R-6 -- assumed 5% return	1,000.00	1,022.64	2.32	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2011, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
>New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-907-0511P

Litho in USA DD/ALD/8092-S26157

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®
Investment portfolio

March 31, 2011
unaudited

Common stocks — 93.19%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.29%
EMC Corp.1	29,710,000	$788,800
Texas Instruments Inc.	18,519,000	640,017
Google Inc., Class A1	1,004,000	588,555
Oracle Corp.	14,296,100	477,061
Apple Inc.1	1,205,000	419,882
Samsung Electronics Co. Ltd.	462,400	392,868
ASML Holding NV1	6,049,444	266,629
ASML Holding NV (New York registered)1	2,736,000	121,752
Yahoo! Inc.1	19,254,000	320,579
Microsoft Corp.	10,320,900	261,738
Infineon Technologies AG	21,555,000	221,013
Corning Inc.	10,545,239	217,548
Canon, Inc.	4,875,900	212,199
Juniper Networks, Inc.1	5,000,000	210,400
First Solar, Inc.1	1,040,000	167,274
International Business Machines Corp.	1,000,000	163,070
Taiwan Semiconductor Manufacturing Co. Ltd.	65,468,994	157,180
Arm Holdings PLC	16,885,500	155,754
Avago Technologies Ltd.	4,440,000	138,084
Nintendo Co., Ltd.	470,000	126,964
SAP AG	2,053,000	125,691
Xilinx, Inc.	3,800,000	124,640
Amphenol Corp.	1,800,000	97,902
Murata Manufacturing Co., Ltd.	1,300,000	93,616
KLA-Tencor Corp.	1,704,997	80,766
Hon Hai Precision Industry Co., Ltd.	20,160,000	70,613
Cisco Systems, Inc.	3,100,000	53,165
TE Connectivity Ltd.	1,153,125	40,152
HTC Corp.	965,750	37,768
		6,771,680

CONSUMER DISCRETIONARY — 12.27%
Amazon.com, Inc.1	3,862,000	695,662
Naspers Ltd., Class N	9,713,100	522,627
Honda Motor Co., Ltd.	11,614,750	436,356
Home Depot, Inc.	10,400,000	385,424
Hyundai Mobis Co., Ltd.	1,102,500	329,157
Sony Corp.	9,150,500	293,062
adidas AG, non-registered shares	4,485,478	282,592
Burberry Group PLC	14,535,000	273,742
priceline.com Inc.1	501,000	253,726
Starbucks Corp.	6,800,000	251,260
Toyota Motor Corp.	6,100,000	245,672
H & M Hennes & Mauritz AB, Class B	6,937,000	230,358
Nikon Corp.	9,550,000	196,901
Swatch Group Ltd, non-registered shares	344,868	152,478
Swatch Group Ltd	245,770	19,533
Ford Motor Co.1	11,250,000	167,738
Daimler AG1	2,302,000	162,630
Walt Disney Co.	3,525,000	151,892
McDonald’s Corp.	1,950,000	148,376
Industria de Diseño Textil, SA	1,785,720	143,290
Time Warner Inc.	3,700,000	132,090
Carnival Corp., units	2,000,000	76,720
Suzuki Motor Corp.	3,360,000	75,093
Harman International Industries, Inc.	1,510,000	70,698
LVMH Moët Hennessey-Louis Vuitton SA	405,000	64,112
Esprit Holdings Ltd.	11,202,586	51,415
		5,812,604

FINANCIALS — 11.61%
JPMorgan Chase & Co.	9,775,000	450,628
ICICI Bank Ltd.	17,072,207	427,312
ACE Ltd.	6,354,000	411,104
Citigroup Inc.1	76,615,000	338,638
Prudential PLC	29,450,716	333,785
Bank of Nova Scotia	5,320,000	326,443
American Express Co.	6,700,000	302,840
Moody’s Corp.	7,840,100	265,858
UBS AG1	14,764,591	264,911
Bank of China Ltd., Class H	448,926,500	249,899
Allianz SE	1,733,000	243,218
AXA SA	8,851,207	184,960
DnB NOR ASA	11,208,318	171,968
HSBC Holdings PLC (United Kingdom)	15,569,796	160,103
Bank of America Corp.	10,700,000	142,631
CapitaMalls Asia Ltd.	99,275,000	140,190
Morgan Stanley	5,000,000	136,600
ING Groep NV, depository receipts1	8,500,000	107,585
Goldman Sachs Group, Inc.	655,000	103,798
Standard Chartered PLC	3,854,593	99,988
Northern Trust Corp.	1,938,772	98,393
Skandinaviska Enskilda Banken AB, Class A	9,765,000	87,100
BNP Paribas SA	1,170,431	85,607
QBE Insurance Group Ltd.	4,629,331	84,610
Weyerhaeuser Co.	3,176,430	78,140
Tokio Marine Holdings, Inc.	2,900,000	77,538
Banco Santander, SA	6,433,843	74,695
United Overseas Bank Ltd.	3,494,644	52,122
		5,500,664

HEALTH CARE — 11.25%
Novo Nordisk A/S, Class B	14,153,600	1,778,212
Bayer AG	6,532,360	505,838
Novartis AG	6,839,445	370,976
Hospira, Inc.1	5,642,000	311,438
Smith & Nephew PLC	26,135,330	294,742
Baxter International Inc.	4,665,000	250,837
Merck & Co., Inc.	7,327,573	241,883
Stryker Corp.	3,817,000	232,074
CSL Ltd.	6,270,998	231,759
UCB SA	4,278,631	162,476
Roche Holding AG	990,000	141,413
Sonic Healthcare Ltd.	11,350,000	140,644
AstraZeneca PLC (United Kingdom)	2,680,000	123,088
Pfizer Inc	5,735,000	116,478
Celgene Corp.1	1,800,000	103,554
Mindray Medical International Ltd., Class A (ADR)1	3,415,000	86,058
Edwards Lifesciences Corp.1	806,600	70,174
Covance Inc.1	1,150,000	62,928
Allergan, Inc.	800,000	56,816
Amgen Inc.1	545,000	29,130
Intuitive Surgical, Inc.1	60,000	20,008
		5,330,526

CONSUMER STAPLES — 10.13%
British American Tobacco PLC	13,259,500	532,198
Pernod Ricard SA	5,199,610	485,610
Anheuser-Busch InBev NV	7,740,416	440,928
Nestlé SA	7,583,000	434,670
SABMiller PLC	12,078,008	427,715
Unilever NV, depository receipts	10,245,000	321,238
Philip Morris International Inc.	4,840,000	317,649
Shoprite Holdings Ltd.	20,014,926	307,014
Coca-Cola Co.	2,900,000	192,415
PepsiCo, Inc.	2,395,000	154,262
Costco Wholesale Corp.	2,100,000	153,972
Wal-Mart de México, SAB de CV, Series V	39,519,984	118,383
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	14,950
Wilmar International Ltd.	29,300,000	126,916
Tesco PLC	20,559,526	125,660
Procter & Gamble Co.	1,900,000	117,040
Coca-Cola Amatil Ltd.	9,500,875	115,372
Avon Products, Inc.	4,240,000	114,649
Associated British Foods PLC	5,015,000	79,807
Colgate-Palmolive Co.	870,000	70,261
Danone SA	1,043,800	68,187
Coca-Cola Hellenic Bottling Co. SA	2,006,000	53,873
Japan Tobacco Inc.	7,252	26,199
		4,798,968

INDUSTRIALS — 9.59%
Schneider Electric SA	3,992,756	682,419
United Technologies Corp.	4,630,000	391,930
General Electric Co.	14,300,000	286,715
Vestas Wind Systems A/S1	6,361,987	275,946
Komatsu Ltd.	7,814,700	265,407
Delta Air Lines, Inc.1	23,000,000	225,400
Marubeni Corp.	29,284,000	210,881
Siemens AG	1,437,100	196,965
Geberit AG	821,380	178,852
Union Pacific Corp.	1,715,000	168,636
United Continental Holdings, Inc.1	6,420,000	147,596
Vallourec SA	1,288,000	144,495
Michael Page International PLC2	16,800,000	138,526
European Aeronautic Defence and Space Co. EADS NV1	4,500,000	130,992
AMR Corp.1,2	20,000,000	129,200
Ryanair Holdings PLC (ADR)1	4,594,999	127,741
Intertek Group PLC	3,724,428	121,526
Canadian Pacific Railway Ltd.	1,600,000	102,849
KONE Oyj, Class B	1,738,285	100,018
Kubota Corp.	10,586,000	99,777
Deere & Co.	1,000,000	96,890
Honeywell International Inc.	1,500,000	89,565
Precision Castparts Corp.	600,000	88,308
Lockheed Martin Corp.	960,202	77,200
FANUC LTD	385,200	58,303
Tyco International Ltd.	211,000	9,446
		4,545,583

MATERIALS — 8.80%
Barrick Gold Corp.	11,500,000	596,965
Newmont Mining Corp.	9,980,800	544,752
Linde AG	2,030,400	320,695
Syngenta AG	921,525	299,483
Gold Fields Ltd.	17,000,000	297,657
Holcim Ltd	3,878,793	292,229
First Quantum Minerals Ltd.	1,482,600	191,798
Potash Corp. of Saskatchewan Inc.	3,115,000	183,567
Dow Chemical Co.	4,405,000	166,289
BASF SE	1,500,000	129,738
Impala Platinum Holdings Ltd.	4,320,400	125,007
Alcoa Inc.	6,820,800	120,387
FMC Corp.	1,373,000	116,609
United States Steel Corp.	2,000,000	107,880
Xstrata PLC	4,379,077	102,353
BHP Billiton Ltd.	2,000,000	96,319
Rio Tinto PLC	1,326,121	93,157
Akzo Nobel NV	1,325,000	91,035
Ecolab Inc.	1,750,000	89,285
Nitto Denko Corp.	1,400,000	74,225
Monsanto Co.	1,000,000	72,260
Orica Ltd.	2,035,000	55,506
		4,167,196

ENERGY — 6.88%
Canadian Natural Resources, Ltd.	9,270,000	458,385
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,180,000	330,717
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	34,941
Tenaris SA (ADR)	5,230,218	258,687
Tenaris SA	1,125,000	27,630
TOTAL SA	4,600,000	280,029
Schlumberger Ltd.	2,888,000	269,335
Oil Search Ltd.	31,865,000	234,672
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	134,791
Royal Dutch Shell PLC, Class B	2,585,998	93,755
INPEX CORP.	26,903	204,085
Cenovus Energy Inc.	4,850,000	191,599
ConocoPhillips	2,000,000	159,720
Occidental Petroleum Corp.	1,500,000	156,735
Baker Hughes Inc.	1,700,000	124,831
FMC Technologies, Inc.1	1,100,000	103,928
Imperial Oil Ltd.	1,700,000	86,867
Transocean Ltd.1	826,581	64,432
Chevron Corp.	400,000	42,972
		3,258,111

TELECOMMUNICATION SERVICES — 2.49%
América Móvil, SAB de CV, Series L (ADR)	9,091,948	528,242
América Móvil, SAB de CV, Series L	35,910,000	104,218
SOFTBANK CORP.	6,857,500	273,706
Koninklijke KPN NV	11,739,350	199,977
Telefónica, SA	3,000,000	75,105
		1,181,248

UTILITIES — 1.17%
GDF SUEZ	7,613,289	310,200
SUEZ Environnement Co.	7,481,958	154,810
CLP Holdings Ltd.	11,260,000	91,052
		556,062

MISCELLANEOUS — 4.71%
Other common stocks in initial period of acquisition		2,231,754

Total common stocks (cost: $30,157,425,000)		44,154,396

Preferred stocks — 0.05%

INFORMATION TECHNOLOGY — 0.05%
Zynga Inc., Class C1,3,4	891,005	25,000

Total preferred stocks (cost: $25,000,000)		25,000

	Principal amount
Short-term securities — 6.66%	(000)

Freddie Mac 0.165%–0.291% due 4/4–12/13/2011	$737,200	736,694
U.S. Treasury Bills 0.141%–0.291% due 4/14/2011–2/9/2012	699,000	698,425
Fannie Mae 0.10%–0.492% due 4/11–10/3/2011	378,958	378,788
Federal Home Loan Bank 0.10%–0.321% due 5/4/2011–2/13/2012	245,100	244,687
KfW 0.20%–0.27% due 4/15–4/25/20115	132,400	132,384
International Bank for Reconstruction and Development 0.14%–0.21% due 4/19–7/15/2011	126,200	126,233
Toronto-Dominion Holdings USA Inc. 0.195%–0.24% due 4/25–6/7/20115	120,000	119,956
General Electric Capital Services, Inc. 0.23%–0.24% due 6/7–6/14/2011	99,500	99,463
Thunder Bay Funding, LLC 0.26%–0.27% due 4/8–5/16/20115	96,749	96,722
Bank of Nova Scotia 0.225%–0.255% due 5/16–6/1/2011	84,200	84,174
Barclays U.S. Funding Corp. 0.10% due 4/1/2011	54,100	54,100
Procter & Gamble Co. 0.16% due 4/25/20115	53,700	53,694
Svenska Handelsbanken Inc. 0.27% due 5/9/20115	51,200	51,186
Canadian Imperial Holdings Inc. 0.25% due 4/5/2011	50,000	49,998
Novartis Securities Investment Ltd. 0.20% due 4/11/20115	50,000	49,997
Federal Farm Credit Banks 0.20% due 9/7/2011	50,000	49,958
Westpac Banking Corp. 0.33% due 8/4/20115	37,800	37,761
Commonwealth Bank of Australia 0.26% due 6/14/20115	35,000	34,982
Toyota Motor Credit Corp. 0.25% due 4/6/2011	30,000	29,999
American Honda Finance Corp. 0.20% due 5/3/2011	25,000	24,995

Total short-term securities (cost: $3,153,841,000)		3,154,196

Total investment securities (cost: $33,336,266,000)		47,333,592
Other assets less liabilities		47,575

Net assets		$47,381,167

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/18/2011 at a cost of $25,000,000) may be subject to legal or contractual restrictions on resale.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $25,000,000, which represented .05% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $576,682,000, which represented 1.22% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0511O-S25578

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: May 31, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2011